Additional Financial Information - Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 205.7	$ 277.0
Restricted cash included in other current assets	67.9	43.7
Restricted cash included in other non-current assets	0.0	13.7
Total cash, cash equivalents and restricted cash	$ 273.6	$ 334.4	$ 251.4	$ 270.3